Income Taxes (Tables)	11 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of (Loss) Income Before Income Tax Benefits
The domestic and foreign components of income (loss) before provision for income taxes for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively, were as follows (in thousands):

	Predecessor		Successor
	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Income (loss) before provision for income taxes from United States operations	$29,196	$(38,181)	$(68,008)
Income before provision for income taxes from foreign operations	11,952	780	9,161

Net income (loss) before provision for income taxes	$41,148	$(37,401)	$(58,847)

Summary of Current and Deferred Portions of Income Tax Benefits
The domestic and foreign components of the provision for income taxes for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively, were as follows (in thousands):

	Predecessor		Successor
	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Current:
Federal	$(96)	$(2)	$51
State	784	(79)	1, 994
Foreign	4,161	128	3,818

Total Current	$4,849	$47	$5,863

Deferred:
Federal	$1,778	$(701)	$(16,144)
State	389	(149)	(784)
Foreign	(118)	(68)	(290)

Total Deferred	$2,049	$(918)	$(17,218)

Total	$6,898	$(871)	$(11,355)

Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate
Summary of Net Deferred Tax Assets

The primary components of temporary differences that give rise to the Company’s net deferred tax liability as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor) consisted of the following (in thousands):

	Predecessor	Successor
	December 31, 2019	December 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$36,550	$41,498
State net operating loss carryforwards	9,754	9,200
Foreign net operating loss carryforwards	8,277	8,808
Deferred revenue	205	109
Bad debt reserves	290	277
Employee benefits	2,128	2,211
Share-based compensation	561	195
Accrued expenses and loss reserves	1,381	3,997
Interest subject to IRC Section 163(j)	8,861	—
Other deferred tax assets	5,633	8,679
Depreciable and other amortizable assets	11,317	—
Less: Valuation allowance	(61,349)	(4,560)

Total deferred tax asset	$23,608	$70,414

Deferred tax liabilities:
Trade name	$(2,179)	$(22,124)
Goodwill	(33,200)	(3,600)
Depreciable and other amortizable assets	—	(130,523)
Other deferred liabilities	(64)	(130)

Total deferred tax liability	$(35,443)	$(156,377)

Net deferred tax liability	$(11,835)	$(85,963)

Summary of Operating Loss Carryforwards	The net operating loss carryforward balances as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor), are as follows (in thousands):

	Predecessor	Successor
	December 31, 2019	December 31, 2020
Federal	$175,488	$197,607
State	172,905	166,196
Foreign	36,242	35,992

	$384,635	$399,795

Summary of Income Tax Contingencies
The aggregate changes in the balance of our gross unrecognized tax benefits, excluding accrued interest, were as follows for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020, through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor) were as follows (in thousands):

	Predecessor		Successor
	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Balance, beginning of period	$1,384	$1,296	$1,290
Increases for tax positions related to prior years	48	4	51
Decreases for tax positions related to prior years	(136)	(10)	—

Balance, end of period	$1,296	$1,290	$1,341